Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Schedule of Supplemental Cash Flow Information	Supplemental cash flow information for the years ended December 31 is as follows:

	2015	2014	2013
Cash paid for interest	$116.4	$119.7	$119.1
Cash paid for taxes	$2.4	$3.2	$0.6